REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Revenues	$ 193,303	$ 148,306	$ 105,129
United States
Revenue, Major Customer [Line Items]
Revenues	135,291	105,321	75,072
Rest of world
Revenue, Major Customer [Line Items]
Revenues	56,914	42,138	28,687
Israel
Revenue, Major Customer [Line Items]
Revenues	$ 1,098	$ 847	$ 1,370